Income tax (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Components of Income Tax for Period (Income) / Charge

	Note	2019	2018	2017

Current tax
Current year		118	54	220

Adjustments to prior years		(14)	(36)	47
		104	18	267
Deferred tax	40

Origination / (reversal) of temporary differences		69	23	397

Changes in tax rates / bases		33	(30)	(550)

Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences		4	(35)	(45)

Non-recognition of deferred tax assets		17	17	41

Adjustments to prior years		(8)	48	(45)
		114	22	(201)
Income tax for the period (income) / charge		218	40	65

Summary of Reconciliation Between Standard and Effective Income Tax
Adjustments to prior years include shifts between current and deferred tax.

Reconciliation between standard and effective income tax:	2019	2018	2017
Income before tax	1,457	751	2,534

Income tax calculated using weighted average applicable statutory tax rates	293	178	745

Difference due to the effects of:

Non-taxable income	(76)	(80)	(157)

Non-tax deductible expenses	22	28	28

Changes in tax rate/base	33	(30)	(550)

Different tax rates on overseas earnings	(1)	-	(1)

Tax credits	(67)	(68)	(67)

Other taxes	57	29	67

Adjustments to prior years	(22)	11	2

Origination and change in contingencies	-	2	9

Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	4	(35)	(45)

Non-recognition of deferred tax assets	17	17	41

Tax effect of (profit) / losses from joint ventures and associates	(11)	(9)	(7)

Other	(31)	(3)	(1)
	(76)	(138)	(680)
Income tax for the period (income) / charge	218	40	65

Summary of Income Tax Related to Components of Other Comprehensive Income and Retained Earning
The following tables present income tax related to components of other comprehensive income and retained earnings.

	2019	2018	2017
Items that will not be reclassified to profit and loss:
Changes in revaluation reserve real estate held for own use	1	7	9

Remeasurements of defined benefit plans	90	(15)	(175)
	92	(8)	(166)
Items that may be reclassified subsequently to profit and loss:

(Gains) / losses on revaluation of available-for-sale investments	(724)	531	(157)

(Gains) / losses transferred to the income statement on disposal and impairment of available-for-sale investments	94	(17)	441

Changes in cash flow hedging reserve	3	1	567

Movement in foreign currency translation and net foreign investment hedging reserve	(5)	(20)	76
	(632)	494	927
Total income tax related to components of other comprehensive income	(541)	486	762

		2019	2018	2017
Income tax related to equity instruments and other

Income tax related to equity instruments	31	51	38	44

Other		(1)	(12)	14
Total income tax recognized directly in retained earnings		50	26	58

Aegon N.V [member]
Statement [LineItems]
Components of Income Tax for Period (Income) / Charge

	2019	2018
Current Tax
Current Tax	40	2
Income tax for the period (income) / charge	40	2

Reconciliation between standard and effective tax
Income before tax	(181)	(124)
Tax on income on Dutch corporate income tax rate	45	31

Differences due to the effect of:
Non deductible expenses	(6)	(5)
Adjustments prior year	-	(24)
Total	40	2